ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	May 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

Traqer Corp. (the “Company”) was originally organized in the State of Nevada on April 4, 2014. The Company is a startup company that provides volunteer management software to non-for-profit organizations and companies that support and sponsor volunteering activities for their work force. The intent is to provide a Software As a Service (“SAAS”) application that supports mobile devices and tables and makes the activity tracking and communication with the volunteers easy and efficient.

Interim Financial Statements

The accompanying unaudited interim financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's latest Form S-1 filed with the SEC. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the unaudited interim financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended August 31, 2015, as reported in the Form S-1, have been omitted.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

Traqer Corp. (the “Company”) was originally organized in the State of Nevada on April 4, 2014. The Company is a start up company that provides volunteer management software to non-for-profit organizations and companies that support and sponsor volunteering activities for their work force. The intent is to provide a Software As a Service (“SAAS”) application that supports mobile devices and tables and makes the activity tracking and communication with the volunteers easy and efficient.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.